Acquisitions - Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition (Detail) $ in Millions, $ in Millions	Jul. 31, 2019 CAD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2019 USD ($)	Sep. 01, 2018 CAD ($)	Sep. 01, 2018 USD ($)
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Purchase price		$ 396	$ 303
KGS- Alpha Capital Market [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Securities - trading	$ 5,193
Securities borrowed or purchased under resale agreements	5,669
Goodwill and intangible assets	103
Other assets	583
Total assets	11,548
Securities lent or sold under repurchase agreements	9,563
Securities sold but not yet purchased	1,431
Other liabilities	158
Purchase price	$ 396			$ 397	$ 304